FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Shortterm:
Short-term financing receivables	¥ 806,651		¥ 834,010
Allowance for credit losses	(139,427)		(131,558)
Total short-term financing receivables, net	667,224	$ 96,738	702,452
Long-term:
Long-term financing receivables	0		10,243
Allowance for credit losses	0		(204)
Total long-term financing receivables, net	0		10,039
Financing receivables from consolidated Trusts
Shortterm:
Short-term financing receivables	623,872		526,411
Long-term:
Long-term financing receivables	0		10,243
Financing receivables from microloan platforms
Shortterm:
Short-term financing receivables	182,779		307,599
Long-term:
Long-term financing receivables	¥ 0		¥ 0